Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Segment Reporting Information by Segment

Financial information relating to our segments for the three-month periods ended March 31, 2013 and 2012 is as follows (in millions):

	Three-month period
	ended March 31,
	2013	2012
Brokerage
Total revenues	$454.4	$385.3

Earnings before income taxes	$40.6	$29.5

Identifiable assets at March 31, 2013 and 2012	$3,953.8	$3,445.5

Risk Management
Total revenues	$153.6	$141.3

Earnings before income taxes	$21.5	$19.1

Identifiable assets at March 31, 2013 and 2012	$503.9	$533.1

Corporate
Total revenues	$66.1	$20.2

Loss before income taxes	$(19.8)	$(16.1)

Identifiable assets at March 31, 2013 and 2012	$767.4	$624.1

would change if different methods were applied. Financial information relating to our segments for 2012, 2011 and 2010 is as follows (in millions):

Year Ended December 31, 2012	Brokerage	Risk Management	Corporate	Total
Revenues:
Commissions	$1,302.5	$—	$—	$1,302.5
Fees	403.2	568.5	—	971.7
Supplemental commissions	67.9	—	—	67.9
Contingent commissions	42.9	—	—	42.9
Investment income	7.2	3.2	—	10.4
Gains on books of business sales and other	3.9	—	—	3.9
Revenue from clean coal activities	—	—	119.6	119.6
Other - net gain	—	—	1.4	1.4

Total revenues	1,827.6	571.7	121.0	2,520.3

Compensation	1,131.6	347.0	14.8	1,493.4
Operating	312.7	137.7	32.8	483.2
Cost of revenues from clean coal activities	—	—	111.6	111.6
Interest	—	—	43.0	43.0
Depreciation	24.7	16.0	0.7	41.4
Amortization	96.2	2.8	—	99.0
Change in estimated acquisition earnout payables	3.6	(0.2)	—	3.4

Total expenses	1,568.8	503.3	202.9	2,275.0

Earnings (loss) from continuing operations before income taxes	258.8	68.4	(81.9)	245.3
Provision (benefit) for income taxes	103.0	25.9	(78.6)	50.3

Earnings (loss) from continuing operations	$155.8	$42.5	$(3.3)	$195.0

Net foreign exchange loss	$(1.6)	$(0.1)	$(0.2)	$(1.9)
Revenues:
United States	$1,431.6	$453.5	$121.0	$2,006.1
Foreign, principally Australia, Bermuda, Canada and the U.K.	396.0	118.2	—	514.2

Total revenues	$1,827.6	$571.7	$121.0	$2,520.3

At December 31, 2012
Identifiable assets:
United States	$2,637.1	$390.9	$647.9	$3,675.9
Foreign, principally Australia, Bermuda, Canada and the U.K.	1,559.7	107.7	9.0	1,676.4

Total identifiable assets	$4,196.8	$498.6	$656.9	$5,352.3

Goodwill - net	$1,451.4	$21.3	$—	$1,472.7
Amortizable intangible assets - net	791.6	18.0	—	809.6

Year Ended December 31, 2011	Brokerage	Risk Management	Corporate	Total
Revenues:
Commissions	$1,127.4	$—	$—	$1,127.4
Fees	324.1	546.1	—	870.2
Supplemental commissions	56.0	—	—	56.0
Contingent commissions	38.1	—	—	38.1
Investment income	5.4	2.7	—	8.1
Gains on books of business sales and other	5.5	—	—	5.5
Revenues from clean coal activities	—	—	29.2	29.2
Other - net gain	—	—	0.2	0.2

Total revenues	1,556.5	548.8	29.4	2,134.7

Compensation	968.4	344.1	13.6	1,326.1
Operating	267.3	135.8	15.9	419.0
Cost of revenues from clean coal activities	—	—	32.0	32.0
Interest	—	—	40.8	40.8
Depreciation	21.2	14.2	0.5	35.9
Amortization	77.0	2.3	—	79.3
Change in estimated acquisition earnout payables	(6.2)	—	—	(6.2)

Total expenses	1,327.7	496.4	102.8	1,926.9

Earnings (loss) from continuing operations before income taxes	228.8	52.4	(73.4)	207.8
Provision (benefit) for income taxes	88.6	19.1	(44.0)	63.7

Earnings (loss) from continuing operations	$140.2	$33.3	$(29.4)	$144.1

Net foreign exchange loss	$—	$—	$(0.2)	$(0.2)
Revenues:
United States	$1,266.2	$429.5	$29.4	$1,725.1
Foreign, principally Australia, Bermuda, Canada and the U.K.	290.3	119.3	—	409.6

Total revenues	$1,556.5	$548.8	$29.4	$2,134.7

At December 31, 2011
Identifiable assets:
United States	$2,215.3	$384.5	$602.7	$3,202.5
Foreign, principally Australia, Bermuda, Canada and the U.K.	1,131.3	144.6	5.1	1,281.0

Total identifiable assets	$3,346.6	$529.1	$607.8	$4,483.5

Goodwill - net	$1,136.6	$18.7	$—	$1,155.3
Amortizable intangible assets - net	542.3	19.2	—	561.5

Year Ended December 31, 2010	Brokerage	Risk Management	Corporate	Total
Revenues:
Commissions	$957.3	$—	$—	$957.3
Fees	274.9	460.1	—	735.0
Supplemental commissions	60.8	—	—	60.8
Contingent commissions	36.8	—	—	36.8
Investment income	4.9	2.0	—	6.9
Gains on books of business sales and other	5.9	—	—	5.9
Revenues from clean coal activities	—	—	65.6	65.6
Other - net loss	—	—	(4.1)	(4.1)

Total revenues	1,340.6	462.1	61.5	1,864.2

Compensation	817.1	288.0	12.4	1,117.5
Operating	223.6	109.1	21.9	354.6
Cost of revenues from clean coal activities	—	—	64.0	64.0
Interest	—	—	34.6	34.6
Depreciation	19.5	12.4	0.4	32.3
Amortization	59.8	1.0	—	60.8
Change in estimated acquisition earnout payables	(2.6)	—	—	(2.6)

Total expenses	1,117.4	410.5	133.3	1,661.2

Earnings (loss) from continuing operations before income taxes	223.2	51.6	(71.8)	203.0
Provision (benefit) for income taxes	87.7	20.3	(68.3)	39.7

Earnings (loss) from continuing operations	$135.5	$31.3	$(3.5)	$163.3

Net foreign exchange gain (loss)	$(0.9)	$0.1	$—	$(0.8)
Revenues:
United States	$1,169.6	$382.0	$61.9	$1,613.5
Foreign, principally Australia, Bermuda, Canada and the U.K.	171.0	80.1	(0.4)	250.7

Total revenues	$1,340.6	$462.1	$61.5	$1,864.2

At December 31, 2010
Identifiable assets:
United States	$1,995.8	$388.6	$511.1	$2,895.5
Foreign, principally Australia, Bermuda, Canada and the U.K.	564.9	132.7	2.9	700.5

Total identifiable assets	$2,560.7	$521.3	$514.0	$3,596.0

Goodwill - net	$866.6	$17.1	$—	$883.7
Amortizable intangible assets - net	461.9	21.6	—	483.5